UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          August 9, 2010


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        39
FORM 13F INFORMATION VALUE TOTAL:              $287608

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1624     34711   Sole		     34711
Alcon Inc.      Common  014561617    282      1900   Sole                     1900
Apple Computer  Common  037833100    344      1369   Sole                     1369
Arbitron Inc.   Common  03875Q108    236      9206   Sole                     9206
Automatic Data 	Common	053015103   1808     44909   Sole                    44909
Berkshire Hath	Common	084670108  72240       602   Sole                      602
Berkshire Hath	Common	084670702  19923    250005   Sole                   250005
Buckeye PartnersCommon  118230101    422      7150   Sole                     7150
Chevron Corp    Common	166764100    434      6390   Sole                     6390
Cisco Systems	Common	17275R102  23952   1123997   Sole                  1123997
Coca-Cola Co.	Common	191216100   9542    190373   Sole                   190373
Emerson Elec.	Common	291011104    741     16950   Sole                    16950
ExxonMobil	Common	30231G102   3726     65288   Sole                    65288
Federated Inves Common  314211103    352     17000   Sole                    17000
General ElectricCommon	369604103   3312    229669   Sole                   229669
Hersey Foods	Common  427866108    283      5902   Sole                     5902
Hewlett-Packard Common  428236103   1435     33161   Sole                    33161
H.J. Heinz Co.	Common	423074103    753     17411   Sole		     17411
IBM		Common	459200101   1102      8924   Sole                     8924
Intel Corp.	Common	458140100   4126    212148   Sole                   212148
Johnson & JohnsoCommon	478160104  26500    448691   Sole                   448691
Linear TechnologCommon	535678106  25680    923398   Sole		    923398
Medtronic	Common	585055106   6685    184314   Sole                   184314
Microsoft	Common	594918104  25121   1091751   Sole                  1091751
3M Company 	Common	88579Y101   1405     17796   Sole                    17796
Moody's Corp.	Common	615369105  12626    633859   Sole		    633859
NetLogic Micro  Common  64118B100    251      9233   Sole                     9233
Neustar Inc.    Common  64126X201    225     10900   Sole                    10900
PepsiCo		Common	713448108   1152     18908   Sole                    18908
Pfizer Inc.	Common	717081103    298     20927   Sole                    20927
Phillip MOrris  Common  718172109    296      6452   Sole                     6452
Procter & GambleCommon	742718109  19240    320775   Sole                   320775
Royal Dutch ScheCommon  780259206    208      4143   Sole                     4143
Verizon CommunicCommon  92343V104    253      9016   Sole                     9016
Walgreen Co.	Common	931422109  14634    548105   Sole                   548105
Wal-mart Stores Common  931142103    237      4939   Sole                     4939
Walt Disney Co.	Common	254687106    487     15456   Sole                    15456
Western Union   Common  959802109   5347    358634   Sole		    358634
Wright Express  Common  98233Q105    326     10980   Sole                    10980